Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs, Vessels Held for Sale (Details) $ in Thousands		9 Months Ended
	Sep. 20, 2018 USD ($) Vessel Agreement	Sep. 30, 2018 USD ($) Vessel	Sep. 30, 2017 USD ($)
Vessels, Net [Abstract]
Number of agreements for the sale of vessels | Agreement	2
Number of vessels for sale | Vessel	2	2
Impairment loss		$ 6,878	$ 0
Unamortized deferred dry-docking costs		$ 25
Gladiatorship [Member]
Vessels, Net [Abstract]
Gross sales price of vessel	$ 10,960
Guardianship [Member]
Vessels, Net [Abstract]
Gross sales price of vessel	$ 11,700